Schedule of investments
Delaware Ivy VIP Pathfinder Moderate - Managed Volatility
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 95.08%
Delaware Ivy VIP Core Equity Class II	4,744,780	$ 50,531,910
Delaware Ivy VIP Corporate Bond Class II	17,296,091	75,237,997
Delaware Ivy VIP Growth Class II	6,364,669	48,371,481
Delaware Ivy VIP High Income Class I	1,122,857	3,031,715
Delaware Ivy VIP International Core Equity Class II	3,473,967	41,444,431
Delaware Ivy VIP Limited-Term Bond Class II	13,658,546	62,009,798
Delaware Ivy VIP Mid Cap Growth Class I	2,393,635	21,686,332
Delaware Ivy VIP Small Cap Growth Class I	604,317	3,644,031
Delaware Ivy VIP Smid Cap Core Class II	355,791	3,646,857
Delaware Ivy VIP Value Class II	9,820,137	48,609,680
Delaware VIP Global Value Equity Class II	9,894,245	37,400,245
Total Affiliated Mutual Funds (cost $547,628,071)		395,614,477

Short-Term Investments — 4.50%
Money Market Mutual Funds — 4.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	4,677,872	4,677,872
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	4,677,872	4,677,872
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	4,677,872	4,677,872
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	4,677,872	4,677,872
Total Short-Term Investments (cost $18,711,488)		18,711,488

Total Value of Securities—99.58% (cost $566,339,559)		414,325,965
Receivables and Other Assets Net of Liabilities—0.42%★		1,739,639
Net Assets Applicable to 102,507,329 Shares Outstanding—100.00%		$416,065,604
★	Includes $1,957,000 cash collateral held at broker for futures contracts as of September 30, 2022.
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(14)	E-Mini Russell 2000 Index	$(1,168,860)	$(1,285,548)	12/16/22	$116,688	$8,610
(188)	E-Mini S&P 500 Index	(33,854,100)	(37,569,418)	12/16/22	3,715,318	495,850
Total Futures Contracts			$(38,854,966)		$3,832,006	$504,460
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
NQ-034 [9/22] 11/22 (2605071)    1